Average Annual Total Returns{- Fidelity Freedom Blend 2035 Fund} - NF_03.31 Fidelity Freedom Blend Funds - Premier Combo PRO-01 - Fidelity Freedom Blend 2035 Fund	Fidelity Freedom Blend 2035 Fund- Class K6 Return Before Taxes Past 1 year	Fidelity Freedom Blend 2035 Fund- Class K6 Return Before Taxes Since Inception		Fidelity Freedom Blend 2035 Fund- Class K6 After Taxes on Distributions Past 1 year	Fidelity Freedom Blend 2035 Fund- Class K6 After Taxes on Distributions Since Inception		Fidelity Freedom Blend 2035 Fund- Class K6 After Taxes on Distributions and Sales Past 1 year	Fidelity Freedom Blend 2035 Fund- Class K6 After Taxes on Distributions and Sales Since Inception		SP001 Past 1 year	SP001 Since Inception		F0552 Past 1 year	F0552 Since Inception
Total	16.91%	12.15%	[1]	15.34%	10.63%	[1]	10.73%	9.04%	[1]	18.40%	13.87%	[1]	15.59%	11.34%	[1]

[1]	(a)From August 31, 2018